Offsetting, enforceable master netting arrangements and similar agreements	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Offsetting, enforceable master netting arrangements and similar agreements
41 Offsetting, enforceable master netting arrangements and similar agreements
The following table only includes financial positions for which there is a recognized corresponding position that could be offset under a legally enforceable master netting arrangement or similar agreement. Aegon also enters into collateralized (reverse) repo or security lending and borrowing transaction, for which the collateral is not recognized on the balance sheet. For further information on the financial positions resulting from such transactions please see note 40 Transfer of financial assets. The table provides details relating to the effect, or potential effect, of netting arrangements, including rights to set-off,
associated with the entity’s recognized financial assets and recognized financial liabilities.

Financial assets subject to offsetting, enforceable master netting arrange- ments and similar agreements	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities set off in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amounts not set off in the statements of financial position
				Financial instruments	Cash collateral received (excluding surplus collateral)	Net amount

2023

Derivatives	1,341	-	1,341	631	707	2

On December 31	1,341	-	1,341	631	707	2

2022

Derivatives	2,733	-	2,733	2,589	111	34

On December 31	2,733	-	2,733	2,589	111	34

Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets set off in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Related amounts not set off in the statements of financial position
				Financial instruments	Cash collateral pledged (excluding surplus collateral)	Net amount

2023

Derivatives	2,361	-	2,361	1,245	1,026	90

On December 31	2,361	-	2,361	1,245	1,026	90

2022

Derivatives	5,115	-	5,115	3,359	1,668	89

On December 31	5,115	-	5,115	3,359	1,668	89
Financial assets and liabilities are offset in the statement of financial position when the Group has a legally enforceable right to offset and has the intention to settle the asset and liability on a net basis, or to realize the asset and settle the liability simultaneously. As shown in the second column there are no financial assets and liabilities offset in 2023 and 2022.
The line Derivatives includes both derivatives for general account and derivatives where the policyholder bears the risk.
Aegon mitigates credit risk in derivative contracts by entering into collateral agreements, where practical, and in ISDA master netting agreements for each of the Aegon’s legal entities to facilitate Aegon’s right to offset credit risk exposure. The credit support agreement will normally dictate the threshold over which collateral needs to be pledged by Aegon or its counterparty. Transactions requiring Aegon or its counterparty to post collateral are typically the result of over-the-counter
derivative trades, comprised mostly of interest rate swaps, currency swaps and credit swaps. These transactions are conducted under terms that are usual and customary to standard long-term borrowing, derivative, securities lending and securities borrowing activities, as well as requirements determined by exchanges where the bank acts as intermediary.